Consolidated Statements of Loss and Other Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Expenses
Consulting fees	$ 1,122,455	$ 399,810	$ 3,529,884
Depreciation (Note 4)	0	0	18,435
Foreign exchange loss	275,182	30,352	203,212
General and administrative	260,500	271,731	280,467
Professional fees	499,307	526,503	895,379
Promotion and marketing	0	0	123,219
Research and development	424,337	570,947	2,677,286
Wages, salaries and employment expenses	2,418,332	1,440,898	1,732,771
Total expenses	5,000,113	3,240,241	9,460,653
Loss from operations	(5,000,113)	(3,240,241)	(9,460,653)
Other income (expenses)
Accretion expense (Notes 6 and 7)	(154,387)	(5,353)	(55,687)
Changes in fair values of warrant liabilities (Notes 9(a) and 9(b))	(33,436)	(137,764)	5,362
Financial guarantee recovery (expense) (Note 16(c))	758,834	(34,050)	(23,917)
Gain on extinguishment/forgiveness of debts (Note 14)	110,219	469,129	0
Interest expense	(165,087)	(45,544)	(11,491)
Loss on debt modifications (Note 6)	0	0	(197,205)
Other	9	(945)	18,136
Penalties recovery (expense)	305,437	(33,742)	94,973
Settlements and legal provisions, net (Notes 14, 16(a) and 16(d))	556,640	130,000	257,710
Total other income	1,378,229	341,731	87,881
Net loss for the year	(3,621,884)	(2,898,510)	(9,372,772)
Other comprehensive loss to be reclassified to profit and loss subsequently
Foreign currency translation adjustment of foreign operations	(30,584)	(4,941)	(17,990)
Comprehensive loss for the year	(3,652,468)	(2,903,451)	(9,390,762)
Net loss attributable to:
Company's shareholders	(3,520,288)	(2,889,032)	(9,016,201)
Non-controlling interests (Note 12)	(101,596)	(9,478)	(356,571)
Net loss	(3,621,884)	(2,898,510)	(9,372,772)
Company's shareholders
Company's shareholders	(3,550,856)	(2,957,017)	(9,034,664)
Non-controlling interests (Note 12)	(101,612)	53,566	(356,098)
Comprehensive loss	$ (3,652,468)	$ (2,903,451)	$ (9,390,762)
Net loss per share, basic and diluted	$ (0.03)	$ (0.03)	$ (0.10)
Weighted average shares outstanding, basic and diluted	123,865,739	109,285,957	86,560,760